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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7115

Federated Total Return Series, Inc.

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of reporting period: 7/1/2013 through 6/30/2014

Item 1. Proxy Voting Record.

Federated Total Return Series, Inc.

Federated Mortgage Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named fund was entitled to vote.

Fund Name: Federated Ultrashort Bond Fund

IssuerName	MeetingDate	MeetingType	Ticker	SecurityID	SymbolType	ProposalText	Proponent	MgmtReco	VoteCast	LogicalBallotStatus
CASH TRUST SERIES, INC.	10/28/2013	Special	CTPXX	31415N	CUSIP	Elect John T. Collins	Mgmt	For	Withhold	Voted
CASH TRUST SERIES, INC.	10/28/2013	Special	CTPXX	31415N	CUSIP	Elect Maureen Lally-Green	Mgmt	For	Withhold	Voted
CASH TRUST SERIES, INC.	10/28/2013	Special	CTPXX	31415N	CUSIP	Elect Thomas M. O'Neill	Mgmt	For	Withhold	Voted
CASH TRUST SERIES, INC.	10/28/2013	Special	CTPXX	31415N	CUSIP	Elect P. Jerome Richey	Mgmt	For	Withhold	Voted
FEDERATED EQUITY FUNDS	10/28/2013	Special	FGSAX	31421R	CUSIP	Elect John T. Collins	Mgmt	For	N/A	Unvoted
FEDERATED EQUITY FUNDS	10/28/2013	Special	FGSAX	31421R	CUSIP	Elect Maureen Lally-Green	Mgmt	For	N/A	Unvoted
FEDERATED EQUITY FUNDS	10/28/2013	Special	FGSAX	31421R	CUSIP	Elect Thomas M. O'Neill	Mgmt	For	N/A	Unvoted
FEDERATED EQUITY FUNDS	10/28/2013	Special	FGSAX	31421R	CUSIP	Elect P. Jerome Richey	Mgmt	For	N/A	Unvoted

Fund Name: Federated Total Return Bond Fund

CASH TRUST SERIES, INC.	10/28/2013	Special	CTPXX	31415N	CUSIP	Elect John T. Collins	Mgmt	For	Withhold	Voted
CASH TRUST SERIES, INC.	10/28/2013	Special	CTPXX	31415N	CUSIP	Elect Maureen Lally-Green	Mgmt	For	Withhold	Voted
CASH TRUST SERIES, INC.	10/28/2013	Special	CTPXX	31415N	CUSIP	Elect Thomas M. O'Neill	Mgmt	For	Withhold	Voted
CASH TRUST SERIES, INC.	10/28/2013	Special	CTPXX	31415N	CUSIP	Elect P. Jerome Richey	Mgmt	For	Withhold	Voted
FEDERATED EQUITY FUNDS	10/28/2013	Special	FGSAX	314172255	CUSIP	Elect John T. Collins	Mgmt	For	N/A	Unvoted
FEDERATED EQUITY FUNDS	10/28/2013	Special	FGSAX	314172255	CUSIP	Elect Maureen Lally-Green	Mgmt	For	N/A	Unvoted
FEDERATED EQUITY FUNDS	10/28/2013	Special	FGSAX	314172255	CUSIP	Elect Thomas M. O'Neill	Mgmt	For	N/A	Unvoted
FEDERATED EQUITY FUNDS	10/28/2013	Special	FGSAX	314172255	CUSIP	Elect P. Jerome Richey	Mgmt	For	N/A	Unvoted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Total Return Series, Inc.

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 25, 2014